Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2018 and 2017, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Gross carrying amounts Balance as of January 1, 2017	$4,045,285	$884,483	$4,929,768
Foreign currency translation	270,585	59,162	329,747
Balance as of December 31, 2017	4,315,870	943,645	5,259,515
Foreign currency translation	(232,327)	(50,797)	(283,124)
Balance as of December 31, 2018	4,083,543	892,848	4,976,391
Accumulated amortization Balance as of January 1, 2017	2,537,736	835,726	3,373,462
Amortization expense	801,475	18,993	820,468
Foreign currency translation	200,255	56,623	256,878
Balance as of December 31, 2017	3,539,466	911,342	4,450,808
Amortization expense	716,744	17,406	734,150
Foreign currency translation	(218,746)	(49,742)	(268,488)
Balance as of December 31, 2018	4,037,464	879,006	4,916,470
Intangible assets, net	$46,079	$13,842	$59,921

Schedule of Intangible Assets, Future Amortization Expense	Estimated amortization for the next two years is as follows:
2019	$58,406
2020	1,515
Total	$59,921